Estimates (Accrued And Other Current Liabilities) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other Information [Abstract]
Unamortized financing costs(1)	[1]	$ 29	$ 41
Interest payable		519	440
Customer advances and deposits		114	103
Accrued capital expenditures		743	673
Accrued wages and benefits		218	233
Taxes payable other than income taxes		76	236
Other		632	417
Accrued and other current liabilities		$ 2,302	$ 2,102

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.